Shareholder Report, Average Annual Return (Details)	2 Months Ended	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000002899
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Utilities Fund - Class AAA
C000239633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class C
Average Annual Return, Percent		3.15%		(0.47%)	1.05%	2.78%
C000034315
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Utilities Fund - Class I
C000002898
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Utilities Fund - Class A
Average Annual Return, Percent		(1.38%)		(4.51%)	0.62%	2.96%
Without Sales Load [Member] | C000002899
Average Annual Return [Line Items]
Average Annual Return, Percent		4.59%		1.30%	1.84%	3.57%
Without Sales Load [Member] | C000034315
Average Annual Return [Line Items]
Average Annual Return, Percent		4.81%		1.53%	2.10%	3.83%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.29%		24.56%	15.05%	12.86%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.44%		7.82%	6.11%	8.04%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		8.50%		9.01%	5.55%	6.00%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.44%		7.82%	6.11%	8.04%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		8.50%		9.01%	5.55%	6.00%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.44%		7.82%	6.11%	8.04%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		8.50%		9.01%	5.55%	6.00%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.44%		7.82%	6.11%	8.04%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		8.50%		9.01%	5.55%	6.00%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.44%		7.82%	6.11%	8.04%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		8.50%		9.01%	5.55%	6.00%